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<FILENAME>inftable.txt
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				   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2007

    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Foothills Asset Management, Ltd.
Address:          8767 E. Via de Ventura, Suite 175
                  Scottsdale, AZ 85258

Form 13F File Number: 028-12077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kristina Lusmden
Title:            Chief Compliance Officer
Phone:            480-777-9870

Signature, Place and Date of Signing:

/s/ Kristina Lumsden             Scottsdale, AZ             January 22, 2008
[Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:

        NONE

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                              Form 13F SUMMARY PAGE


Report summary:


Number of Other Included Managers:                         0
                                            ---------------------------

Form 13F  Information Table Entry Total:                  66
                                            ---------------------------

Form 13F  Information Table Value Total:            $101,880
                                            ---------------------------
                                                    (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE


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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              00206R102      347     8339 SH       Sole                     7189              1150
AFLAC                          COM              001055102     5136    82005 SH       Sole                    59260             22745
                                                                36      575 SH       Other                                       575
Aetna Inc                      COM              00817Y108     1631    28245 SH       Sole                    21685              6560
American International Group   COM              026874107     3418    58620 SH       Sole                    42775             15845
Anadarko Petroleum             COM              032511107     2017    30709 SH       Sole                    19611             11098
                                                                20      300 SH       Other                                       300
Automatic Data Processing      COM              053015103     1912    42940 SH       Sole                    31340             11600
                                                                10      215 SH       Other                                       215
Berkshire Hathaway Inc Cl A    COM              084670108      425        3 SH       Other                                         3
CVS Caremark Corp              COM              126650100     2980    74962 SH       Sole                    49217             25745
Chevron Corp                   COM              166764100      315     3378 SH       Sole                     2828               550
Chubb Corporation              COM              171232101     4164    76292 SH       Sole                    49568             26724
                                                                33      600 SH       Other                                       600
Citigroup                      COM              172967101      802    27253 SH       Sole                    21650              5603
                                                                 7      225 SH       Other                                       225
Colgate-Palmolive              COM              194162103      898    11522 SH       Sole                     7822              3700
ConocoPhillips                 COM              20825C104     2831    32065 SH       Sole                    20657             11408
Dentsply International         COM              249030107      250     5550 SH       Sole                                       5550
Dollar Tree Stores             COM              256747106      263    10130 SH       Sole                     8305              1825
Exxon Mobil Corp               COM              30231G102     1773    18924 SH       Sole                    14274              4650
Factset Research Systems       COM              303075105     1811    32505 SH       Sole                    22960              9545
                                                                12      215 SH       Other                                       215
General Dynamics               COM              369550108     4599    51682 SH       Sole                    38087             13595
                                                                30      335 SH       Other                                       335
General Electric               COM              369604103     3931   106047 SH       Sole                    78812             27235
                                                                22      600 SH       Other                                       600
Int'l Business Machines        COM              459200101     2223    20560 SH       Sole                    14980              5580
                                                                11      105 SH       Other                                       105
Johnson & Johnson              COM              478160104     3659    54855 SH       Sole                    40710             14145
                                                                30      450 SH       Other                                       450
Johnson Controls               COM              478366107     2263    62782 SH       Sole                    45387             17395
Medtronic                      COM              585055106     1745    34711 SH       Sole                    24891              9820
                                                                 9      180 SH       Other                                       180
Microsoft Corp                 COM              594918104     2351    66045 SH       Sole                    48585             17460
O'Reilly Automotive            COM              686091109     2053    63320 SH       Sole                    44785             18535
                                                                 9      270 SH       Other                                       270
Oshkosh Truck Corp             COM              688239201     1717    36330 SH       Sole                    26715              9615
Qualcomm Inc                   COM              747525103     4180   106237 SH       Sole                    78537             27700
                                                                29      730 SH       Other                                       730
Royal Dutch Shell ADR          COM              780259206      236     2800 SH       Sole                     2800
Sherwin Williams               COM              824348106     1519    26175 SH       Sole                    18740              7435
                                                                13      220 SH       Other                                       220
Smith International Inc        COM              832110100     3064    41495 SH       Sole                    29375             12120
                                                                20      275 SH       Other                                       275
Stryker Corp                   COM              863667101     4849    64900 SH       Sole                    47405             17495
                                                                19      255 SH       Other                                       255
Sysco Corp                     COM              871829107     3510   112455 SH       Sole                    83465             28990
                                                                19      605 SH       Other                                       605
Teva Pharmaceutical Industries COM              881624209     2243    48265 SH       Sole                    35280             12985
Torchmark                      COM              891027104     1037    17130 SH       Sole                     9825              7305
United Technologies            COM              913017109     4978    65033 SH       Sole                    48455             16578
                                                                27      355 SH       Other                                       355
Unitedhealth Group Inc         COM              91324P102     3285    56450 SH       Sole                    39745             16705
                                                                35      600 SH       Other                                       600
Wachovia Corp                  COM              929903102     2091    54988 SH       Sole                    39111             15877
                                                                23      594 SH       Other                                       594
Wal Mart Stores                COM              931142103     3568    75073 SH       Sole                    56618             18455
Walgreen                       COM              934122109     1319    34640 SH       Sole                    27445              7195
                                                                17      440 SH       Other                                       440
Wells Fargo & Co (New)         COM              949746101      207     6870 SH       Sole                     3950              2920
S&P Depository Receipt Trust U                  78462F103     2456 16795.000 SH      Sole                13795.000          3000.000
Vanguard Emerging Market ETF                    922042858     2116 20283.000 SH      Sole                14492.000          5791.000
                                                                12  115.000 SH       Other                                   115.000
iShares MSCI EAFE Index Fund                    464287465     5246 66832.000 SH      Sole                50022.000         16810.000
                                                                21  265.000 SH       Other                                   265.000
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